Fees Summary	Feb. 19, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 2,057,000
Previously Paid Amount	0.00
Total Fee Amount	314.93
Total Offset Amount	0.00
Net Fee	314.93
Narrative - Max Aggregate Offering Price	$ 2,057,000
Final Prospectus	true